ORGANIZATION AND BUSINESS BACKGROUND (Tables)	12 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The carrying amounts and classifications of the assets and liabilities of the VIE are as follows:

	June 30,
	2017	2018

Current assets	$14,331	$25,209
Non-current assets	239	299
Total assets	14,570	25,508

Current liabilities	$14,178	$19,533
Total liabilities	14,178	19,533

	Year ended June 30,
	2017	2018

Revenue	$6,914	$42,287
Cost of revenue	5,753	35,353
Net profit	494	5,521
Net cash provided by (used in) operating activities	8,721	(2,947)
Net cash used in investing activities	(216)	(184)
Net cash provided by financing activities	$-	$-